Restructuring	12 Months Ended
Mar. 31, 2011
Restructuring [Abstract]
Restructuring

15. Restructuring

     During fiscal 2007, the Company's Board of Directors approved a restructuring plan (the "Fiscal 2007 Plan") to reduce operating costs through the closure its last remaining facility in Westborough, Massachusetts, and the consolidation of operations there, including its corporate headquarters, into its Devens, Massachusetts, facility. The Company's restructuring charges for the fiscal years ended March 31, 2010, and 2009 were $0.5 million, and $1.0 million, respectively.